Richard D. Silberman
Lawyer
465 California Street, Suite 1020
San Francisco, California 94104
Telephone (415) 398-7020
Facsimile (415) 398-5061


February 15, 1997


Parnassus Income Fund
One Market - Steuart Tower
Suite 1600
San Francisco, California 94105

Gentlemen:

     You have requested my opinion for use in conjunction with a Form 24F-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2, for the Parnassus Income Fund (the "Fund") to be filed in respect of shares of the Fund (the "Shares") sold for the fiscal year ended December 31, 1996 pursuant to the Fund's registration statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, File No. 33-36065 (the "Registration Statement").

     In its Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Fund and such other documents and records as I have deemed relevant to the expression of an opinion. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 1996, registration of which the Form 24F-2 makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Form 24F-2 referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the securities laws of any of the States of the United States.

                              Sincerely,

                              Original signed by

                              Richard D. Silberman

RDS:mf
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



                                Rule 24f-2 Notice

                            The Parnassus Income Fund
                                   One Market
                           Steuart Tower - Suite #1600
                             San Francisco, CA 94105

                              1933 Act No. 33-36065



(1)      Fiscal period for which notice is filed is year
         ending December 31, 1996
         (2)      The amount of securities sold other than pursuant to
                  Rule 24f-2, but which remain unsold as of December
                  31, 1996                                               -0-
(3)      The amount of securities registered during the fiscal
         period of this notice other than pursuant to Rule
         24f-2                                                           -0-
(4)      The amount of securities sold during the fiscal
         period of this notice                                      $18,449,503
(5)      The amount of securities sold during the fiscal
         period of this notice in reliance upon registration
         pursuant to Rule 24f-2 (See attached computation of
         fee)                                                       $18,449,503




Witness the due execution hereof this 15 th day of February, 1997.


                                        ORIGINAL SIGNED BY




                                        Richard D. Silberman, Secretary

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


                                Rule 24f-2 Notice

                            The Parnassus Income Fund
                                   One Market
                           Steuart Tower - Suite #1600
                             San Francisco, CA 94105

                              1933 Act No. 33-36065

                               Computation of Fee

(1)      Actual aggregate sales price of Registrant's securities
         sold pursuant to Rule 24f-2 during the fiscal period
         for which the 24f-2 notice is filed                 $18,449,503


(2)      Reduced by the difference between:

         (a)      Actual aggregate redemption prices of such
                  securities redeemed by the issuer during the
                  fiscal period for which the 24f-2 notice is
            filed                                             $6,946,098

         (b) Actual aggregate redemption price of such redeemed securities previously applied by the issuer pursuant to Section 24e (2)
                  (a) for the fiscal period for which the 24f-2 notice is
            filed                          $    -0-           $6,946,098
                                           ------------

Total amount upon which the fee calculation specified in
Section 6(b) of the Securities Act of 1933 is based           $11,503,405
                                                           ==================
FEE SUBMITTED (1/33of 1% of Total Amount)
                                                               $3,485.88
                                                           ==================

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